Quarterly Result of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	May 31, 2018 [1]	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016 [2]	Aug. 31, 2016	May 31, 2018		May 31, 2017		May 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Net Sales	$ 1,558,156	$ 1,102,677	$ 1,315,416	$ 1,345,394	$ 1,492,846	$ 1,022,496	$ 1,190,770	$ 1,252,063	$ 5,321,643	[3]	$ 4,958,175	[3]	$ 4,813,649	[3]
Gross Profit	618,696	439,493	551,015	572,008	663,392	428,573	521,681	552,042	2,181,212		2,165,688		2,087,048
Net Income Attributable to RPM International Inc. Stockholders	$ 85,664	$ 40,227	$ 95,463	$ 116,416	$ 128,052	$ 11,928	$ (70,926)	$ 112,769	$ 337,770		$ 181,823		$ 354,725
Basic Earnings Per Share	$ 0.65	$ 0.30	$ 0.72	$ 0.87	$ 0.96	$ 0.09	$ (0.54)	$ 0.85	$ 2.55		$ 1.37		$ 2.70
Diluted Earnings Per Share	0.63	0.30	0.70	0.86	0.94	0.09	(0.54)	0.83	2.50		1.36		2.63
Dividends Per Share	$ 0.320	$ 0.320	$ 0.320	$ 0.300	$ 0.300	$ 0.300	$ 0.300	$ 0.275	$ 1.260		$ 1.175		$ 1.085

[1]	Reflects inventory-related charges of $36.5 million in our consumer reportable segment for product line rationalization and related obsolete inventory identification and $1.2 million in inventory reductions related to restructuring activities in our industrial reportable segment. Additional restructuring charges totaling $17.5 million were incurred during the fourth quarter of fiscal 2018, as further described in Note B, “Restructuring.” We also incurred charges in our industrial segment totaling $4.2 million in connection with the decision to exit Flowcrete China.
[2]	Reflects the pretax goodwill and intangible asset impairment losses of $188.3 million related to our Kirker reporting unit. Refer to Note C, “Goodwill and Other Intangible Assets,” for further information. Also reflects $12.3 million pretax charge relating to the Flowcrete decision to exit the Middle East and $15.0 million in severance expense across all three reportable segments.
[3]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.